UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Common Stock (99.1%)
Aerospace & Defense (4.6%)
Boeing	6,400	$1,552
Northrop Grumman	1,600	421
Raytheon	4,400	756
United Technologies	8,900	1,055

		3,784

Agricultural Products (2.0%)
Bunge	14,700	1,152
Fresh Del Monte Produce	9,500	489

		1,641

Air Freight & Logistics (0.2%)
FedEx	800	166

Aircraft (0.1%)
Lockheed Martin	368	107

Apparel Retail (0.4%)
Children’s Place	3,400	359

Asset Management & Custody Banks (0.5%)
New Mountain Finance	26,300	381

Automotive (0.8%)
Cooper-Standard Holdings*	3,300	338
Toyota Motor ADR	2,900	327

		665

Automotive Retail (1.1%)
AutoZone*	800	432
Murphy USA*	6,700	507

		939

Banks (3.8%)
Bank of Montreal	11,300	857
Bank of Nova Scotia	4,100	255
Canadian Imperial Bank of Commerce	6,900	599
National Bank of Canada	4,700	212
Royal Bank of Canada	2,300	172
Toronto-Dominion Bank	7,700	397
US Bancorp	8,200	433
Washington Federal	1,600	53
Wells Fargo	3,600	194

		3,172

Biotechnology (0.4%)
Amgen	1,700	297

Cable & Satellite (1.7%)
Cogeco Communications	9,100	636
Comcast, Cl A	19,700	797

		1,433

	Shares	Value (000)
Commercial Services (1.1%)
Convergys	9,800	$235
Sykes Enterprises*	8,400	286
Western Union	19,900	393

		914

Computers & Peripherals (0.4%)
Canon ADR	10,700	374

Computers & Services (5.0%)
Apple	13,600	2,023
CA	9,300	289
eBay*	18,200	650
Oracle	23,100	1,153

		4,115

Consumer Products (0.5%)
Sturm Ruger	7,000	403

Diversified REIT’s (0.1%)
Select Income	2,400	56

Drug Retail (1.7%)
CVS Health	17,400	1,391

Electrical Services (11.2%)
Ameren	9,100	511
American Electric Power	12,700	896
Consolidated Edison	6,100	505
Duke Energy	9,100	775
Edison International	10,000	787
Entergy	14,000	1,074
Exelon	32,500	1,246
FirstEnergy	21,900	699
Korea Electric Power ADR	19,700	395
Portland General Electric	3,700	165
Public Service Enterprise Group	26,500	1,192
SCANA	9,800	631
Xcel Energy	8,000	378

		9,254

Environmental & Facilities Services (3.3%)
Republic Services, Cl A	21,600	1,387
Waste Management	17,800	1,338

		2,725

Food, Beverage & Tobacco (4.6%)
Altria Group	8,000	520
Campbell Soup	15,100	797
Dr Pepper Snapple Group	4,400	401
Sanderson Farms	7,700	1,007
Tyson Foods, Cl A	17,200	1,090

		3,815

Schedule of Investments July 31, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
General Merchandise Stores (2.1%)
Canadian Tire, Cl A	4,000	$457
Target	22,800	1,292

		1,749

Health Care Distributors (0.4%)
Cardinal Health	4,100	317

Health Care Facilities (0.5%)
HCA Holdings*	4,800	386

Health Care REIT’s (1.2%)
Medical Properties Trust	20,800	270
National Health Investors	2,900	224
Senior Housing Properties Trust	25,500	496

		990

Health Care Services (1.0%)
Express Scripts Holding*	3,100	194
Quest Diagnostics	5,900	639

		833

Homefurnishing Retail (0.1%)
Bed Bath & Beyond	3,500	105

Insurance (8.0%)
Allstate	16,200	1,474
American Financial Group	4,700	477
Anthem	2,300	428
Axis Capital Holdings	9,800	633
Berkshire Hathaway, Cl B*	10,100	1,767
Fairfax Financial Holdings	330	157
Travelers	9,400	1,204
UnitedHealth Group	2,500	480

		6,620

IT Consulting & Other Services (3.1%)
Amdocs	17,900	1,202
International Business Machines	9,500	1,375

		2,577

Machinery (0.4%)
Deere	2,500	321

Metal & Glass Containers (0.6%)
Silgan Holdings	17,500	530

Mortgage REIT’s (3.4%)
Annaly Capital Management	107,500	1,293
Blackstone Mortgage Trust, Cl A	5,700	176
Chimera Investment	23,700	446
MFA Financial	60,600	514

	Shares	Value (000)
Mortgage REIT’s (continued)
Starwood Property Trust	19,000	$419

		2,848

Multimedia (1.3%)
Walt Disney	10,100	1,110

Office REIT’s (0.6%)
Piedmont Office Realty Trust, Cl A	25,200	529

Paper Packaging (0.9%)
Avery Dennison	4,400	409
Bemis	3,200	136
Sonoco Products	4,900	237

		782

Petroleum & Fuel Products (2.1%)
ExxonMobil	12,000	960
Valero Energy	11,100	766

		1,726

Pharmaceuticals (7.7%)
GlaxoSmithKline ADR	9,600	389
Johnson & Johnson	18,000	2,389
Merck	23,500	1,501
Pfizer	64,200	2,129

		6,408

Reinsurance (1.8%)
Everest Re Group	4,300	1,128
Validus Holdings	6,500	350

		1,478

Residential REIT’s (0.4%)
Mid-America Apartment Communities	3,400	352

Retail (5.6%)
Cheesecake Factory	6,600	314
Darden Restaurants	4,600	386
Kohl’s	5,000	207
Kroger	27,600	677
North West	7,300	179
Sally Beauty Holdings*	17,200	348
Wal-Mart Stores	31,200	2,495

		4,606

Retail REIT’s (1.0%)
Brixmor Property Group	18,000	353
Retail Properties of America, Cl A	38,200	505

		858

Semi-Conductors/Instruments (2.5%)
Intel	39,000	1,383

Schedule of Investments July 31, 2017	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Semi-Conductors/Instruments (continued)
QUALCOMM	13,000	$692

		2,075

Specialized REIT’s (0.5%)
Omega Healthcare
Investors	12,600	398

Steel & Steel Works (0.3%)
Kaiser Aluminum	2,400	233

Telephones & Telecommunications (9.5%)
AT&T	42,700	1,665
BCE	5,700	268
Cisco Systems	42,000	1,321
Corning	13,700	399
Motorola Solutions	9,700	880
Nippon Telegraph & Telephone ADR	18,100	885
TELUS	28,500	1,029
Verizon Communications	28,800	1,394

		7,841

Wireless Telecommunication Services (0.6%)
China Mobile ADR	3,800	203
SK Telecom ADR	10,300	281

		484

Total Common Stock (Cost $75,780)		82,147

	Face Amount (000)
Repurchase Agreement (0.8%)

Morgan Stanley 0.880%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $628 (collateralized by various U.S. Treasury Notes, par values ranging $84 - $457, 1.000% - 2.125%, 09/07/17 – 12/31/22; with total market value $640)	$628	628

Total Repurchase Agreement (Cost $628)		628

Total Investments – 99.9% (Cost $76,408) †		$82,775

Percentages are based on Net Assets of $82,876 (000).

*	Non-income producing security.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $76,408 (000) and the unrealized appreciation and depreciation were $8,703 (000) and $(2,336) (000) respectively.

ADR	— American Depositary Receipt

Cl	— Class

REIT	— Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,147	$—	$—	$82,147
Repurchase Agreement	—	628	—	628
Total Investments in Securities	$82,147	$628	$—	$82,775

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-007-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017